Property, plant and equipment (Details Textual) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2019 CLP ($) a lb	Dec. 31, 2018 CLP ($) lb	Dec. 31, 2017 CLP ($)
Statement [Line Items]
Interest costs capitalised | $	$ 909,256	$ 609,921	$ 1,042,045
Capitalisation rate of borrowing costs eligible for capitalisation	3.68%	3.71%	4.25%
Area of Land Held	5,080
Area of Land Held For Vines Production	4,046
Area Of Land Owned	3,710
Area Of Land Leased	336
Grape Production In Plant Vines | lb	52.9	(52.4)